SCHEDULE OF STOCK OPTIONS GRANTED ASSUMPTION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	10 years		6 years
Risk-free interest rate			1.61%
Expected dividend rate			0.00%
Expected volatility			75.73%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.20%
Expected volatility	168.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.50%
Expected volatility	170.70%